Operating costs (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of operating costs

	2025	2024	2023

Commission and incentive costs	3,496,669	3,460,647	3,070,875
Operating losses	185,710	171,600	136,014
Other costs	1,780,620	1,430,785	1,192,034
Clearing house and proprietary funds fees	645,409	575,737	474,013
Third parties’ services	121,510	68,847	59,374
Credit card cashback	505,717	435,064	379,711
Other (i)	507,984	351,137	278,936
Total	5,462,999	5,063,032	4,398,923

(i)Include insurance contracts profit or loss, as disclosed in Note 22.